GuidePath® Growth Allocation Fund
Schedule of Investments (Unaudited)
December 31, 2021

Number of Shares		Value
	INVESTMENT COMPANIES - 98.94%
	Exchange Traded Funds - 74.22%
22,996	Invesco QQQ Trust Series 1	$9,148,959
1,222,587	iShares Core MSCI Emerging Markets ETF	73,184,058
42,465	iShares Core MSCI Europe ETF	2,469,764
695,216	iShares Core S&P Small-Cap ETF (a)	79,609,184
360,989	iShares MSCI ACWI ETF (a)	38,185,416
210,681	iShares MSCI Switzerland ETF (a)	11,109,209
265,109	JPMorgan Beta Builders Canada ETF (a)	17,815,325
854,710	Schwab U.S. Large-Cap ETF (a)	97,283,092
463,139	Schwab U.S. Large-Cap Growth ETF	75,839,011
148,254	SPDR S&P 600 Small Cap Growth ETF (a)	13,760,936
171,300	Vanguard FTSE All World ex-US Small-Cap ETF (a)	22,947,348
2,612,804	Vanguard FTSE Developed Markets ETF (a)	133,409,772
269,191	Vanguard Global ex-U.S. Real Estate ETF	14,522,855
178,383	Vanguard Real Estate ETF (a)	20,694,212
774,207	Vanguard Russell 1000 Growth ETF	60,806,218
107,028	Vanguard Russell 2000 Growth (a)	22,831,213
504,302	Vanguard S&P 500 ETF	220,163,124
9,664	Vanguard Value ETF	1,421,671
		915,201,367
	Mutual Funds - 24.72%
1,332,292	AMCAP Fund - Class F3	60,912,381
804,519	American Funds - Fundamental Investors - Class F3	61,071,008
490,598	American Funds - New Economy Fund - Class F3	30,471,032
459,289	American Funds - New Perspective Fund - Class F3	30,501,376
561,985	American Funds - Smallcap World Fund, Inc. - Class F3	45,919,786
1,022,451	American Funds - The Growth Fund of America - Class F3	75,968,133
		304,843,716
	Total Investment Companies (Cost $764,554,066)	1,220,045,083

	SHORT TERM INVESTMENTS - 0.34%
	Money Market Funds - 0.34%
4,165,775	DWS Government Money Market Series - Institutional Shares
	Effective Yield, 0.04% (b)	4,165,775
	Total Short Term Investments (Cost $4,165,775)	4,165,775
Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 19.74%
243,366,260	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 0.12% (b)	243,366,260
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $243,366,260)	243,366,260

	Total Investments (Cost $1,012,086,101) - 119.02%	1,467,577,118
	Liabilities in Excess of Other Assets - (19.02)%	(234,571,610)
	TOTAL NET ASSETS - 100.00%	$1,233,005,508

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of December 31, 2021.